SHAREHOLDERS' EQUITY (DEFICIT) (Details 2)	3 Months Ended
Mar. 31, 2018 USD ($) $ / shares shares
Number of Warrants
Balance Outstanding, Beginning | shares	14,894,213
Balance Outstanding, Ending | shares	14,794,213
Exercisable, Ending | shares	11,298,369
Weighted Average Exercise Price
Balance Outstanding, Beginning | $ / shares	$ 0.32
Balance Outstanding, Ending | $ / shares	0.32
Exercisable, Ending | $ / shares	$ 0.31
Weighted Average Remaining Contractual Term (Years)
Balance Outstanding, Beginning	7 years 7 months 17 days
Balance Outstanding, Ending	7 years 4 months 20 days
Exercisable, Ending	6 years 10 months 14 days
Aggregate Intrinsic Value
Balance Outstanding, Beginning | $	$ 7,948,708
Balance Outstanding, Ending | $	7,873,188
Exercisable, Ending | $	$ 6,138,895
Warrants [Member]
Number of Warrants
Balance Outstanding, Beginning | shares	0
Granted | shares	293,123
Balance Outstanding, Ending | shares	293,123
Exercisable, Ending | shares	293,123
Weighted Average Exercise Price
Balance Outstanding, Beginning | $ / shares	$ 0.00
Granted | $ / shares	0.87
Balance Outstanding, Ending | $ / shares	0.87
Exercisable, Ending | $ / shares	$ 0.87
Weighted Average Remaining Contractual Term (Years)
Balance Outstanding, Ending	4 years 11 months 1 day
Exercisable, Ending	4 years 11 months 1 day
Aggregate Intrinsic Value
Balance Outstanding, Beginning | $	$ 0
Balance Outstanding, Ending | $	551,071
Exercisable, Ending | $	$ 551,071